COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITIES OF CONTRACTUAL OBLIGATIONS

The following table sets forth our contractual obligations as of December 31, 2021.

	Payment due by December 31
	Total	2022	2023	2024	2025
Operating lease commitments for property management expenses under lease agreements	$2,124	$1,961	$163	$-	$-

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